Lease	12 Months Ended
Dec. 31, 2025
Lease
Lease

Note 7 – Lease

In March 2022, the Company entered into an operating lease for a warehouse, with a term of eighteen (18) months. In July 2023, the Company amended the contract and extended the lease term to July 2025. In May 2025, the Company terminated this lease and wrote off the right-of-use asset and lease liability.

In January 2025, the Company entered into an operating lease for our office and warehouse. The commencement date is April 1, 2025, and the termination date is March 31, 2030. The Company recorded a security deposit of $36,991.

For the years ended December 31, 2025 and 2024, right-of-use asset and lease information about the Company’s operating lease consists of:

	Years ended
	December 31,
	2025	2024
The components of lease expense were as follows:
Operating lease cost	$190,068	$85,992
Short-term lease cost	86,131	75,252
Variable lease cost	21,156	22,125
Total lease cost	$297,355	$183,369

Supplemental cash flow information related to leases was as follows:

	Years ended
	December 31,
	2025	2024
Cash paid for operating cash flows from operating leases	$220,224	$98,917
Right-of-use asset obtained in exchange for new operating lease liabilities	$865,218	$–

Weighted-average remaining lease term - operating leases (year)	4.25	0.58
Weighted-average discount rate — operating leases	7.00%	6.50%

The following table outlines maturities of our lease liabilities as of December 31, 2025:

Year ending December 31,
2026	$195,412
2027	203,228
2028	211,357
2029	219,812
Thereafter	55,486
885,295
Less: Imputed interest	(120,084)
Operating lease liabilities	$765,211